New Accounting Standards	9 Months Ended
Sep. 30, 2014
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Standards
New Accounting Standards

Adoption of New Accounting Standards

Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists

During the nine months ended September 30, 2014, we adopted the Financial Accounting Standards Board’s (the “FASB’s”) guidance on the presentation of the reserve for uncertain tax positions when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. This guidance requires the reserve for uncertain tax positions to be presented in the financial statements as a reduction to the deferred tax asset for a tax loss or other tax carryforward that would be applied in the settlement of the uncertain tax position. This guidance did not have a material effect on our consolidated financial statements.

Obligations Resulting from Joint and Several Liability Arrangements

During the nine months ended September 30, 2014, we adopted FASB guidance on the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. Under this guidance, we are required to measure our obligations under such arrangements as the sum of the amount we agreed to pay in the arrangement among our co-obligors and any additional amount we expect to pay on behalf of our co-obligors. We are also required to disclose the nature and amount of the obligation. This guidance did not have a material effect on our consolidated financial statements.

Recent Pronouncements

Service Concession Arrangements

In January 2014, the FASB issued guidance on the accounting for service concession arrangements with public sector entities. This guidance specifies that an operating entity should not account for a service concession arrangement as a lease and the infrastructure used in a service concession arrangement should not be recognized as property, plant and equipment. This guidance applies when the public sector entity controls the services that the operating entity must provide within the infrastructure and also controls any residual interest in the infrastructure at the end of the term of the arrangement. We are currently evaluating the impact of this guidance, which is effective for reporting periods beginning after December 15, 2014, on our consolidated financial statements.

Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity

In April 2014, the FASB issued guidance on reporting discontinued operations and disclosures of disposals of components of an entity. The new guidance changes the requirements, including additional disclosures, for reporting discontinued operations which may include a component of an entity or a group of components of an entity, or a business or nonprofit activity. Under the new guidance, a discontinued operation is defined as a disposal of a component or group of components that is disposed of or is classified as held for sale and represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. This guidance is effective for interim periods and annual periods beginning after December 31, 2014. Early adoption is permitted, but only for disposals that have not been reported in financial statements previously issued or available for issuance. This guidance is not expected to have a material effect on our consolidated financial statements.

Revenue from Contracts with Customers

In May 2014, the FASB issued principles-based guidance addressing revenue recognition issues. The guidance may be applied to all contracts with customers regardless of industry-specific or transaction specific fact patterns. This guidance is to be applied retrospectively and is effective for interim and annual periods beginning after December 15, 2016. Early adoption is not permitted. We are currently evaluating the impact of this guidance on our consolidated financial statements.